Summary of significant accounting policies - Nuclear fuel cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Nuclear fuel cost
Nuclear fuel expense	$ 84,192,000	$ 73,871,000	$ 77,366,000
Litigation Nuclear Fuel Disposal Cost 1/1/2011-12/31/2019 | Pending litigation | Plant Hatch and Plant Vogtle
Nuclear fuel cost
Estimated share of claims outstanding				$ 84,000,000
Damages receivable	$ 0	$ 0